Offerings	Mar. 12, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Proposed Maximum Offering Price per Unit	1,750,000,000.00
Maximum Aggregate Offering Price	$ 1,750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 241,675.00
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2029
Proposed Maximum Offering Price per Unit	1,000,000,000.00
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.850% Notes due 2028
Proposed Maximum Offering Price per Unit	2,250,000,000.00
Maximum Aggregate Offering Price	$ 2,248,627,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 310,535.46
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2029
Proposed Maximum Offering Price per Unit	3,000,000,000.00
Maximum Aggregate Offering Price	$ 2,999,670,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 414,254.43
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.250% Notes due 2031
Proposed Maximum Offering Price per Unit	5,000,000,000.00
Maximum Aggregate Offering Price	$ 4,992,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 689,395.20
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.550% Notes due 2033
Proposed Maximum Offering Price per Unit	4,000,000,000.00
Maximum Aggregate Offering Price	$ 3,992,640,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 551,383.58
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.875% Notes due 2036
Proposed Maximum Offering Price per Unit	6,000,000,000.00
Maximum Aggregate Offering Price	$ 5,988,240,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 826,975.94
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.650% Notes due 2046
Proposed Maximum Offering Price per Unit	2,500,000,000.00
Maximum Aggregate Offering Price	$ 2,485,775,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 343,285.53
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.800% Notes due 2056
Proposed Maximum Offering Price per Unit	5,500,000,000.00
Maximum Aggregate Offering Price	$ 5,469,035,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 755,273.73
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.950% Notes due 2066
Proposed Maximum Offering Price per Unit	3,000,000,000.00
Maximum Aggregate Offering Price	$ 2,990,910,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 413,044.67
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.050% Notes due 2076
Proposed Maximum Offering Price per Unit	3,000,000,000.00
Maximum Aggregate Offering Price	$ 2,981,280,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 411,714.77